Long-term Debt - Gold Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) debt_instrument oz $ / Ounce uSDollarPerUnit	Dec. 31, 2022 USD ($) debt_instrument oz	Sep. 26, 2022 debt_instrument	Aug. 09, 2021
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued (in notes)			67,926,572
Amount of Gold held in trust (in ounces) | oz	880	500
Gold in trust | $	$ 1,704	$ 907
Gold Notes
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued (in notes)	58,617,464	66,006,346	67,926,572
Gold notes, price per unit | uSDollarPerUnit	1.00
Borrowings, term	7 years
Borrowings, interest rate				7.50%
Covenant required floor price (US per ounce) | $ / Ounce	1,400